Note 18 - Financial Instruments with Off-balance Sheet Risk - Obligations from Other Commitments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Total Other Commercial Commitments	$ 95,523
Other Commitments, Less than 1 Year	40,670
Other Commitments, 1-3 Years	18,490
Other Commitments, 4-5 Years	24,143
Other Commitments, More than 5 Years	12,220
Commercial Lines of Credit [Member]
Total Other Commercial Commitments	53,691
Other Commitments, Less than 1 Year	25,433
Other Commitments, 1-3 Years	17,175
Other Commitments, 4-5 Years	11,033
Other Commitments, More than 5 Years	50
Commitments to Lend [Member]
Total Other Commercial Commitments	39,965
Other Commitments, Less than 1 Year	13,691
Other Commitments, 1-3 Years	994
Other Commitments, 4-5 Years	13,110
Other Commitments, More than 5 Years	12,170
Standby Letters of Credit [Member]
Total Other Commercial Commitments	1,867
Other Commitments, Less than 1 Year	1,546
Other Commitments, 1-3 Years	321
Other Commitments, 4-5 Years	0
Other Commitments, More than 5 Years	$ 0